Provisions for other liabilities and charges (Tables)	9 Months Ended
Sep. 30, 2023
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	September 30,	December 31,
	2023	2022
	$’000	$’000

At January 1	85,016	71,941
Additions through business combinations (note 27)	—	34,419
Increase/(decrease) in provisions	625	(24,898)
Payments for tower and tower equipment decommissioning	(327)	(343)
Unwinding of discount	6,941	7,084
Effects of movement in exchange rates	(7,135)	(3,187)
At end of period/year	85,120	85,016
Analysis of total decommissioning and site restoration provisions:
Non‑current	84,811	84,533
Current	309	483
	85,120	85,016